Leases - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	4 Months Ended	12 Months Ended
	Jan. 01, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 11, 2018 CNY (¥)	May 01, 2017 CNY (¥)
Lessee Lease
Operating lease, right of use assets for land					¥ 510,227		$ 195,710	¥ 1,277,006
Financing lease, right of use assets for plants					310,018			¥ 294,269
Total rental fully paid upfront				¥ 126,418	¥ 77,643	¥ 121,681
Changzhou Production Base-Phase I
Lessee Lease
Operating lease, right of use assets for land										¥ 70,508
Financing lease, right of use assets for plants										¥ 310,018
Changzhou Production Base-Phase II
Lessee Lease
Operating lease, right of use assets for land									¥ 23,080
Total rental fully paid upfront			¥ 24,420
Total amount of construction of Phase II Plants	¥ 102,251
Total consideration		¥ 103,060
Option to repurchase asset transferred prior to December 31, 2020, amount		¥ 103,060